INCOME TAXES - Schedule of Loss before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Income Taxes [Line Items]
Loss before income tax	$ (98,479)	$ (146,165)	$ (360,925)
Macau operations [Member]
Schedule Of Income Taxes [Line Items]
Loss before income tax	42,813	(25,450)	(271,801)
Hong Kong and other jurisdictions operations [Member]
Schedule Of Income Taxes [Line Items]
Loss before income tax	$ (141,292)	$ (120,715)	$ (89,124)